Commitments and Contingencies - Pension and Other Post-Retiremnt (Details)	3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Maximum Monthly Salary Amount Relating To Unfair Dismissal	$ 8,000	€ 6,000
Retirement benefits, noncurrent	482,000		494,000
Defined Benefit Plan, Contributions by Employer	$ 15,000